Income tax and social contribution	12 Months Ended
Dec. 31, 2022
Income tax and social contribution
Income tax and social contribution

22. Income tax and social contribution

(a) Breakdown of expense

	December	December	December
	31, 2022	31, 2021	31, 2020
Current income tax and social contribution	(35,806)	(23,773)	(11,274)
Deferred income tax and social contribution	(9,104)	(14,087)	(5,480)
Income tax and social contribution expense	(44,910)	(37,860)	(16,754)

(b) Reconciliation of income tax and social contribution expenses

	December31,	December 31,	December 31,
	2022	2021	2020

Income before income tax and social contribution	232,784	176,002	82,808
Tax calculated based on current rates - 34%	(79,147)	(59,841)	(28,155)

Reconciliation:
Equity in net income of subsidiaries	10,671	—	—
Recognition of deferred tax loss asset	(16,434)	4,012	(847)
Permanent difference adjustments in other jurisdictions	18,212	38,570	8,416
Adjustment in Tax regime Differences	(13,115)	—	—
Other adjustments in temporary and permanent differences	34,904	(20,601)	3,832
Income tax and social contribution	(44,910)	(37,860)	(16,754)
Effective rate of income tax and social contribution - %	19.3%	21.5%	20.2%

(c) Deferred income tax and social contribution

The Group records deferred income tax and social contribution payable and receivable to the extent of their realization, to reflect the future tax effects on temporary differences between the tax bases of assets and liabilities and their respective book values, as well as a tax loss and negative social contribution basis, calculated at the combined tax rate of 34%, as well as demonstrating the basis for constituting the deferred income tax and social contribution payable, constituted taking into consideration the existing obligations in other jurisdictions, stated separately in assets and liabilities due to the fact that they are distinct tax authorities, as follows:

	Consolidated
Tax bases - Assets	December 31, 2022	December 31, 2021
Tax loss and negative basis	25,304	17,962
Temporary differences in another jurisdiction	25,770	8,470
Provisions - temporary differences	23,692	—
	74,766	26,432
Income tax - 25%	18,692	6,608
Social contribution - 9%	6,728	2,379
Income tax and social contribution - assets	25,420	8,987

	Consolidated
Tax bases - Liabilities	December 31, 2022	December 31, 2021
Provisions - temporary differences	(124,671)	(45,862)
Temporary differences in another jurisdiction	(436,602)	(52,384)
	(561,273)	(98,246)
Income tax – 25%	(140,318)	(24,562)
Social contribution - 9%	(50,515)	(8,842)
Income tax and social contribution - liabilities	(190,833)	(33,404)

(d) Changes in deferred income tax and social contribution

	Consolidated
Changes	December 31, 2022	December 31, 2021
Opening balance – assets, net of liabilities	(24,417)	(7,234)
Realization to statement of income	(9,104)	(14,087)
Other changes	(131,892)	(3,096)
Closing balance – assets, net of liabilities	(165,413)	(24,417)

(e) Realization of deferred income tax and social contribution

Realization per annum	December 31, 2022	December 31, 2021
2022	—	2,247
2023	6,355	2,247
2024	6,355	2,247
2025	6,355	2,246
2026	6,355	—

	25,420	8,987